Related party transactions (Details 1) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Due to related parties	$ 241,773	$ 501,500
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	0	144,525
Yefang Zhang [Member]
Due to related parties	$ 241,773	$ 356,975